245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Conservative Income Bond Fund

Fidelity SAI Investment Grade Securitized Fund

Fidelity SAI Sustainable Low Duration Bond Fund

Fidelity Series Corporate Bond Fund

Fidelity Series Sustainable Investment Grade Bond Fund

Fidelity Short-Term Bond Index Fund

Fidelity Sustainability Bond Index Fund

Fidelity Sustainable Core Plus Bond Fund

Fidelity Sustainable Low Duration Bond Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust